Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Nov. 30, 2015	Nov. 30, 2014	Nov. 30, 2013
C000169915
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Core Fund
Account Value	$ 16,241	$ 12,999	$ 11,719	$ 14,765	$ 13,695	$ 13,234	$ 11,669	$ 12,115	$ 11,392	$ 10,361	$ 10,666	$ 10,000
Federated Investors Inc. Index: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 10,337	9,436	9,277	11,711	11,859	11,226	10,249	10,463	10,342	9,632	10,068	10,000
Federated Investors Inc. Index: Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index
Account Value	$ 16,265	$ 12,998	$ 11,576	$ 14,620	$ 13,786	$ 13,913	$ 12,840	$ 13,491	$ 12,426	$ 10,878	$ 10,547	$ 10,000